Short-term borrowings and long-term debt (Short-term Borrowings) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Short-term Debt [Line Items]
Loans, principally from banks, with a weighted-average interest at March 31, 2018 and March 31, 2019 of 2.14% and of 2.11% per annum, respectively	¥ 1,468,430	¥ 1,254,444
Commercial paper with a weighted-average interest at March 31, 2018 and March 31, 2019 of 1.65% and of 2.28% per annum, respectively	3,876,544	3,900,469
Short-term borrowings	¥ 5,344,973	¥ 5,154,913